Pensions and other post-retirement benefits - Details of assumptions used to estimate benefit obligations (Details)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 01, 2021	Jun. 30, 2021
United Kingdom
Disclosure of defined benefit plans [line items]
Discount rate for plan liabilities	4.80%	5.00%	1.80%
Rate of increase for pensions in payment	2.80%	2.90%	3.20%
Rate of increase in deferred pensions	2.80%	2.90%	3.20%
Inflation for plan liabilities	3.00%	3.10%	3.30%
Discount rate for plan service costb			1.50%
Discount rate for plan other finance expensec	5.00%	1.80%	1.70%	1.90%	1.40%
Inflation for plan service costb			2.80%
US
Disclosure of defined benefit plans [line items]
Discount rate for plan liabilities	5.00%	5.20%	2.70%
Rate of increase for pensions in payment	0.00%	0.00%	0.00%
Rate of increase in deferred pensions	0.00%	0.00%	0.00%
Inflation for plan liabilities	2.00%	2.00%	2.10%
Discount rate for plan service costb	5.20%	2.80%	2.40%
Discount rate for plan other finance expensec	5.20%	2.70%	2.20%
Inflation for plan service costb	2.00%	2.10%	1.70%
Eurozone
Disclosure of defined benefit plans [line items]
Discount rate for plan liabilities	3.60%	4.20%	1.30%
Rate of increase for pensions in payment	2.10%	1.80%	1.40%
Rate of increase in deferred pensions	0.70%	0.60%	0.40%
Inflation for plan liabilities	2.40%	2.10%	1.60%
Discount rate for plan service costb	4.30%	1.70%	1.40%
Discount rate for plan other finance expensec	4.20%	1.30%	1.00%
Inflation for plan service costb	2.10%	1.60%	1.50%
Other
Disclosure of defined benefit plans [line items]
Discount rate for plan service costb	5.00%	2.50%
Inflation for plan service costb	1.90%	2.20%